Quarterly Results (Details) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended																12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares		Sep. 30, 2016 USD ($) $ / shares shares		Jun. 30, 2016 USD ($) $ / shares shares		Mar. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Sep. 30, 2015 USD ($) $ / shares shares		Jun. 30, 2015 USD ($) $ / shares shares		Mar. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Quarterly Results [Abstract]
Revenues			$ 904,865		$ 686,555		$ 723,760		$ 698,435		$ 877,252		$ 672,084		$ 697,284		$ 708,196		$ 3,013,615		$ 2,954,816	$ 2,858,646
Cost of revenue			552,959		393,287		408,383		378,333		527,031		367,570		384,700		387,705		1,732,962		1,667,006	1,513,085
Gross profit			351,906		293,268		315,377		320,102		350,221		304,514		312,584		320,491		1,280,653		1,287,810	1,345,561
Operating Income (Loss)			9,503	[1]	(24,840)		(39,753)		(45,148)		(1,826)		(68,490)		(6,307)		5,952		(100,238)		(70,671)	36,238
Net income (loss)			(39,455)	[2]	(34,447)	[2]	(48,768)	[2]	(43,539)	[2]	(26,245)	[2]	(20,426)	[2],[3]	(13,073)		(13,503)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			10,749	[1]	1,345		2,963		2,057		16,920	[1]	4,187		(124,985)	[4]	(3,048)
Net loss attributable to Groupon, Inc.		$ (25,890)	$ (52,588)		$ (37,976)		$ (54,904)		$ (49,119)		$ (46,528)		$ (27,615)		$ 109,084		$ (14,273)		$ (194,587)	[5]	$ 20,668	$ (73,090)
Earnings Per Share, Basic [Abstract]
Continuing operations | $ / shares			$ (0.07)	[5],[6]	$ (0.06)	[6]	$ (0.09)	[6]	$ (0.08)	[6]	$ (0.05)	[6]	$ (0.04)	[6]	$ (0.02)	[6]	$ (0.03)	[6]	$ (0.31)		$ (0.13)	$ (0.03)
Discontinued operations | $ / shares			(0.02)	[5],[6]	(0.01)	[6]	(0.01)	[6]	0.00	[6]	(0.03)	[6]	0.00	[6]	0.18	[6]	0.01	[6]	(0.03)		0.16	(0.08)
Basic, net (loss) earnings per share | $ / shares			$ (0.09)	[5],[6]	$ (0.07)	[6]	$ (0.10)	[6]	$ (0.08)	[6]	$ (0.08)	[6]	$ (0.04)	[6]	$ 0.16	[6]	$ (0.02)	[6]	$ (0.34)		$ 0.03	$ (0.11)
Earnings Per Share, Diluted [Abstract]
Basic, weighted average number of shares outstanding | shares		574,884,987	570,546,159	[5]	575,216,191		576,903,004		582,751,678		607,517,010		644,894,785		671,630,169		676,382,937		576,354,258	[5]	650,106,225	674,832,393
Diluted, weighted average number of shares outstanding | shares			570,546,159	[5]	575,216,191		576,903,004		582,751,678		607,517,010		644,894,785		671,630,169		676,382,937		576,354,258		650,106,225	674,832,393
Effect of Fourth Quarter Events [Line Items]
Restructuring charges			$ 12,100		$ 1,200		$ 15,700		$ 11,500		$ 5,400		$ 23,100						$ 40,438		$ 28,464	$ 0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			$ 10,749	[1]	$ 1,345		$ 2,963		$ 2,057		$ 16,920	[1]	$ 4,187		$ (124,985)	[4]	$ (3,048)
Loss Contingency Accrual, Period Increase (Decrease)																					37,500
Prepaid marketing write-off																					6,700
Common Stock, Conversion Ratio	1
Ticket Monster [Member]
Effect of Fourth Quarter Events [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax															$ 154,100						$ 154,100

[1]	(2)Income (loss) from discontinued operations, net of tax, includes $10.6 million of additional income tax expense attributed to discontinued operations for the three months ended December 31, 2015, which resulted from the valuation allowance that was recognized during the period against the Company's net deferred tax assets in the United States.
[2]	(1)Income (loss) from continuing operations for the three months ended December 31, 2016, September 30, 2016, June 30, 2016, March 31, 2016, December 31, 2015 and September 30, 2015 includes restructuring charges of $12.1 million, $1.2 million, $15.7 million, $11.5 million, $5.4 million and $23.1 million, respectively.
[3]	(3)Income (loss) from continuing operations for the three months ended September 30, 2015 includes a $37.5 million expense related to an increase in the Company's contingent liability in its securities litigation matter and a $6.7 million expense for the write-off of a prepaid asset related to a marketing program that was discontinued because the counterparty ceased operations.
[4]	(4)Income (loss) from discontinued operations, net of tax, for the three months ended June 30, 2015 includes a $154.1 million gain, net of tax, from the sale of a controlling stake in Ticket Monster.
[5]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.
[6]	(6)The sum of per share amounts for quarterly periods may not equal year-to-date amounts due to rounding.